Schedule of Investments (unaudited) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.1%

Australia — 7.0%
AGL Energy Ltd.	378,475	$5,850,384
Alumina Ltd.	1,522,705	2,622,261
Amcor Ltd.	702,979	7,691,553
AMP Ltd.	1,645,230	2,457,105
APA Group(a)	695,847	4,939,543
Aristocrat Leisure Ltd.	346,264	6,039,081
ASX Ltd.	110,519	5,490,045
Aurizon Holdings Ltd.	1,155,511	3,735,745
AusNet Services	942,041	1,187,950
Australia & New Zealand Banking Group Ltd.	1,682,416	31,115,128
Bank of Queensland Ltd.	227,395	1,470,222
Bendigo & Adelaide Bank Ltd.	283,674	1,952,327
BGP Holdings PLC(b)	966,939	11
BHP Group Ltd.	1,730,629	47,303,824
BHP Group PLC	1,231,201	29,705,121
BlueScope Steel Ltd.	345,742	3,431,659
Boral Ltd.	736,859	2,405,038
Brambles Ltd.	969,401	8,104,091
Caltex Australia Ltd.	143,810	2,675,471
Challenger Ltd.	324,301	1,911,336
CIMIC Group Ltd.	57,364	1,970,410
Coca-Cola Amatil Ltd.	283,247	1,740,847
Cochlear Ltd.	34,076	4,201,650
Coles Group Ltd.(c)	694,123	5,840,413
Commonwealth Bank of Australia	1,035,117	51,956,744
Computershare Ltd.	264,950	3,220,794
Crown Resorts Ltd.	222,611	1,820,569
CSL Ltd.	265,236	36,802,117
Dexus	596,746	5,400,862
Domino’s Pizza Enterprises Ltd.	28,951	892,727
Flight Centre Travel Group Ltd.	29,652	885,804
Fortescue Metals Group Ltd.	919,647	4,654,462
Goodman Group	944,838	8,960,582
GPT Group	1,037,703	4,577,349
Harvey Norman Holdings Ltd.	355,199	1,014,257
Incitec Pivot Ltd.	1,032,592	2,289,736
Insurance Australia Group Ltd.	1,335,700	7,291,026
Lend Lease Group(a)	359,836	3,166,271
Macquarie Group Ltd.	188,930	17,399,694
Medibank Pvt Ltd.	1,507,516	2,959,053
Mirvac Group	2,323,110	4,537,977
National Australia Bank Ltd.	1,618,526	29,081,946
Newcrest Mining Ltd.	444,412	8,048,309
Oil Search Ltd.	806,582	4,487,613
Orica Ltd.	234,824	2,941,212
Origin Energy Ltd.	1,046,205	5,355,522
QBE Insurance Group Ltd.	778,062	6,807,202
Ramsay Health Care Ltd.	79,517	3,636,203
REA Group Ltd.	30,619	1,626,051
Santos Ltd.	1,061,803	5,141,000
Scentre Group	3,149,388	9,193,353
SEEK Ltd.	205,401	2,562,405

Security	Shares	Value

Australia (continued)
Sonic Healthcare Ltd.	234,572	$4,093,862
South32 Ltd.	2,968,062	7,882,541
Stockland	1,393,852	3,812,564
Suncorp Group Ltd.	750,210	7,347,862
Sydney Airport(a)	633,222	3,342,675
Tabcorp Holdings Ltd.	1,107,568	3,634,552
Telstra Corp. Ltd.	2,388,727	5,632,762
TPG Telecom Ltd.	249,039	1,229,731
Transurban Group(a)	1,540,414	14,447,690
Treasury Wine Estates Ltd.	425,470	4,516,447
Vicinity Centres	1,836,358	3,390,585
Washington H Soul Pattinson & Co. Ltd.	71,770	1,343,090
Wesfarmers Ltd.	677,044	16,672,157
Westpac Banking Corp.	2,010,304	37,056,781
Woodside Petroleum Ltd.	550,356	13,511,248
Woolworths Group Ltd.	768,878	16,604,592
WorleyParsons Ltd.	174,357	1,749,958

		566,821,152

Austria — 0.2%
ANDRITZ AG	40,926	1,755,300
Erste Group Bank AG	181,801	6,681,850
OMV AG	86,247	4,683,331
Raiffeisen Bank International AG	90,008	2,021,784
Verbund AG	37,315	1,792,123
voestalpine AG	72,333	2,198,800

		19,133,188

Belgium — 1.0%
Ageas	107,509	5,185,865
Anheuser-Busch InBev SA	446,310	37,465,115
Colruyt SA	37,321	2,757,707
Groupe Bruxelles Lambert SA	46,542	4,524,828
KBC Group NV	144,076	10,072,470
Proximus SADP	95,883	2,771,092
Solvay SA	43,843	4,746,691
Telenet Group Holding NV	29,095	1,399,175
UCB SA	76,491	6,570,755
Umicore SA	125,389	5,580,749

		81,074,447

Canada — 0.0%
Barrick Gold Corp.	1	14

Chile — 0.0%
Antofagasta PLC	239,228	3,009,886

China — 0.1%
BeiGene Ltd., ADR(c)(d)	19,003	2,508,396
Minth Group Ltd.	409,170	1,290,174
Yangzijiang Shipbuilding Holdings Ltd.	1,271,583	1,412,041

		5,210,611

Denmark — 1.8%
AP Moeller — Maersk A/S, Class A	2,379	2,878,964
AP Moeller — Maersk A/S, Class B	3,917	4,966,159

1

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Carlsberg A/S, Class B	61,498	$7,690,213
Chr Hansen Holding A/S	57,231	5,809,176
Coloplast A/S, Class B	68,355	7,503,370
Danske Bank A/S	421,871	7,415,516
Demant A/S(c)	56,892	1,683,814
DSV A/S	110,475	9,142,058
Genmab A/S(c)	36,831	6,390,827
H Lundbeck A/S	38,865	1,685,382
ISS A/S	94,429	2,875,995
Novo Nordisk A/S, Class B	1,068,620	55,851,787
Novozymes A/S, Class B	132,194	6,079,703
Orsted A/S(e)	109,916	8,330,323
Pandora A/S	63,728	2,983,689
Tryg A/S	69,513	1,908,269
Vestas Wind Systems A/S	115,250	9,713,981

		142,909,226

Finland — 1.2%
Elisa OYJ	81,442	3,674,402
Fortum OYJ	258,207	5,288,554
Kone OYJ, Class B	200,612	10,132,548
Metso OYJ	61,551	2,122,100
Neste OYJ	77,337	8,244,178
Nokia OYJ	3,328,981	18,963,945
Nokian Renkaat OYJ	69,692	2,335,702
Nordea Bank Abp	1,772,727	13,499,063
Orion OYJ, Class B	64,426	2,420,887
Sampo OYJ, Class A	258,294	11,706,610
Stora Enso OYJ, Class R	322,171	3,944,423
UPM-Kymmene OYJ	314,865	9,196,229
Wartsila OYJ	255,300	4,128,890

		95,657,531

France — 10.9%
Accor SA	111,106	4,500,819
Aeroports de Paris	16,802	3,250,820
Air Liquide SA	250,563	31,886,997
Airbus SE	341,798	45,300,605
Alstom SA	91,157	3,952,740
Amundi SA(e)	35,766	2,252,422
Arkema SA	40,144	3,829,665
Atos SE	57,305	5,532,119
AXA SA	1,142,906	28,745,108
BioMerieux	24,926	2,061,612
BNP Paribas SA	658,189	31,322,021
Bollore SA	512,662	2,318,189
Bouygues SA	130,180	4,653,759
Bureau Veritas SA	150,857	3,539,223
Capgemini SE	92,555	11,230,794
Carrefour SA	351,735	6,569,405
Casino Guichard-Perrachon SA	30,282	1,312,896
Cie de Saint-Gobain	298,083	10,808,184

Security	Shares	Value

France (continued)
Cie Generale des Etablissements Michelin SCA	98,569	$11,645,340
CNP Assurances	105,639	2,325,960
Covivio	21,021	2,230,698
Credit Agricole SA	665,082	8,030,153
Danone SA	364,156	28,040,354
Dassault Aviation SA	1,507	2,222,978
Dassault Systemes SE	77,414	11,538,449
Edenred	144,725	6,590,854
Eiffage SA	46,152	4,436,493
Electricite de France SA	352,562	4,826,351
Engie SA	1,065,908	15,895,718
EssilorLuxottica SA	170,547	18,630,531
Eurazeo SE	28,080	2,111,435
Eutelsat Communications SA	102,400	1,793,226
Faurecia SA	44,364	1,867,517
Gecina SA	26,384	3,902,940
Getlink SE	270,326	4,099,290
Hermes International	18,931	12,499,611
ICADE	18,588	1,572,173
Iliad SA	16,087	1,616,423
Imerys SA	18,092	901,897
Ingenico Group SA	36,396	2,599,831
Ipsen SA	20,858	2,860,280
JCDecaux SA	41,710	1,268,896
Kering SA	44,169	25,335,435
Klepierre SA	119,607	4,184,931
L’Oreal SA	147,753	39,788,604
Legrand SA	157,937	10,573,881
LVMH Moet Hennessy Louis Vuitton SE	163,392	60,182,757
Natixis SA	521,201	2,791,704
Orange SA	1,178,240	19,208,905
Pernod Ricard SA	125,794	22,587,650
Peugeot SA	343,176	8,374,054
Publicis Groupe SA	127,124	6,806,466
Remy Cointreau SA	12,568	1,676,271
Renault SA	111,841	7,394,673
Rexel SA	165,368	1,866,226
Safran SA	196,452	26,925,857
Sanofi	662,744	58,602,561
Sartorius Stedim Biotech	14,800	1,875,298
Schneider Electric SE	320,631	25,165,865
SCOR SE	99,105	4,221,096
SEB SA	13,497	2,272,393
SES SA	218,337	3,395,810
Societe BIC SA	15,185	1,353,711
Societe Generale SA	444,371	12,839,425
Sodexo SA(d)	52,460	5,776,863
Suez	211,450	2,801,262
Teleperformance	33,554	6,031,894
Thales SA	61,749	7,398,152
TOTAL SA	1,413,756	78,674,510
Ubisoft Entertainment SA(c)	45,767	4,081,168

2

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield	81,929	$13,430,833
Valeo SA	142,671	4,142,125
Veolia Environnement SA	321,668	7,196,960
Vinci SA	299,328	29,125,160
Vivendi SA	618,401	17,921,294
Wendel SA	15,780	1,988,574

		882,567,144

Germany — 7.9%
1&1 Drillisch AG	30,970	1,103,668
adidas AG	106,170	25,822,813
Allianz SE, Registered Shares	249,082	55,507,294
Aroundtown SA	466,160	3,845,140
Axel Springer SE	29,432	1,521,434
BASF SE	539,024	39,751,311
Bayer AG, Registered Shares	547,409	35,248,708
Bayerische Motoren Werke AG	193,410	14,933,966
Beiersdorf AG	57,411	5,976,813
Brenntag AG	91,184	4,688,063
Commerzbank AG(c)	560,075	4,342,033
Continental AG	65,327	9,855,162
Covestro AG(e)	109,653	6,049,693
Daimler AG, Registered Shares	531,915	31,214,502
Delivery Hero SE(c)(e)	54,760	1,977,951
Deutsche Bank AG, Registered Shares	1,172,398	9,557,400
Deutsche Boerse AG	111,496	14,295,978
Deutsche Lufthansa AG, Registered Shares	132,677	2,916,375
Deutsche Post AG, Registered Shares	579,646	18,863,395
Deutsche Telekom AG, Registered Shares	1,950,535	32,404,609
Deutsche Wohnen SE	211,467	10,261,493
E.ON SE	1,301,812	14,486,876
Evonik Industries AG	99,930	2,727,005
Fraport AG Frankfurt Airport Services Worldwide	25,396	1,948,249
Fresenius Medical Care AG & Co. KGaA	127,913	10,337,917
Fresenius SE & Co. KGaA	245,336	13,712,300
GEA Group AG	93,223	2,443,262
Hannover Rueck SE	35,579	5,112,372
HeidelbergCement AG	86,936	6,266,500
Henkel AG & Co. KGaA	62,889	5,984,068
HOCHTIEF AG	13,110	1,899,532
HUGO BOSS AG	38,354	2,622,439
Infineon Technologies AG	673,222	13,365,084
Innogy SE(c)	76,828	3,287,837
Innogy SE(e)	5,909	273,224
KION Group AG	43,336	2,267,692
LANXESS AG	47,059	2,515,824
Merck KGaA	75,778	8,651,647
METRO AG	106,728	1,772,603
MTU Aero Engines AG	29,685	6,728,432
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	88,463	20,965,236

Security	Shares	Value

Germany (continued)
OSRAM Licht AG(d)	51,398	$1,770,620
ProSiebenSat.1 Media SE	145,675	2,073,961
Puma SE	4,923	2,855,069
RWE AG	299,011	8,029,108
SAP SE	574,942	66,465,894
Siemens AG, Registered Shares	449,600	48,351,100
Siemens Healthineers AG(e)	90,214	3,766,464
Symrise AG	74,284	6,696,554
Telefonica Deutschland Holding AG	413,626	1,298,694
Thyssenkrupp AG(d)	264,120	3,633,205
TUI AG	257,835	2,472,978
Uniper SE	114,345	3,449,087
United Internet AG, Registered Shares	69,690	2,548,282
Volkswagen AG	18,074	2,946,557
Vonovia SE	287,663	14,928,435
Wirecard AG	70,303	8,831,658
Zalando SE(c)(d)(e)	65,443	2,551,022

		640,174,588

Hong Kong — 4.0%
AIA Group Ltd.	7,087,083	70,869,195
ASM Pacific Technology Ltd.	176,583	1,973,129
Bank of East Asia Ltd.	758,187	2,464,704
BOC Hong Kong Holdings Ltd.	2,176,034	9,030,377
CK Asset Holdings Ltd.	1,509,089	13,439,629
CK Hutchison Holdings Ltd.	1,577,617	16,589,197
CK Infrastructure Holdings Ltd.	414,844	3,405,003
CLP Holdings Ltd.	953,761	11,062,279
Dairy Farm International Holdings Ltd.	188,420	1,581,756
Galaxy Entertainment Group Ltd.	1,402,058	9,555,044
Hang Lung Group Ltd.	471,754	1,516,534
Hang Lung Properties Ltd.	1,270,565	3,103,275
Hang Seng Bank Ltd.	457,648	11,300,650
Henderson Land Development Co. Ltd.	770,704	4,905,030
HK Electric Investments & HK Electric Investments Ltd.(a)	1,383,116	1,413,078
HKT Trust & HKT Ltd.(a)	2,316,417	3,723,996
Hong Kong & China Gas Co. Ltd.	5,382,721	12,909,066
Hong Kong Exchanges & Clearing Ltd.	699,143	24,427,025
Hongkong Land Holdings Ltd.	694,793	4,945,293
Hysan Development Co. Ltd.	345,897	1,854,075
Jardine Matheson Holdings Ltd.	129,786	8,102,487
Jardine Strategic Holdings Ltd.	126,886	4,759,473
Kerry Properties Ltd.	362,920	1,622,550
Link REIT	1,248,443	14,616,348
Melco Resorts & Entertainment Ltd. — ADR	152,791	3,451,549
MGM China Holdings Ltd.	486,937	1,021,129
MTR Corp. Ltd.	911,033	5,644,643
New World Development Co. Ltd.	3,623,296	6,013,629
NWS Holdings Ltd.	902,895	1,976,759
PCCW Ltd.	2,244,959	1,395,728
Power Assets Holdings Ltd.	831,118	5,766,245
Sands China Ltd.	1,391,660	7,004,152

3

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Shangri-La Asia Ltd.	622,517	$885,012
Sino Land Co. Ltd.	1,901,975	3,682,738
SJM Holdings Ltd.	1,195,053	1,366,139
Sun Hung Kai Properties Ltd.	940,588	16,169,378
Swire Pacific Ltd., Class A	309,700	3,989,211
Swire Properties Ltd.	742,136	3,194,067
Techtronic Industries Co. Ltd.	817,631	5,506,455
WH Group Ltd.(e)	5,168,107	5,527,944
Wharf Holdings Ltd.	734,231	2,219,630
Wharf Real Estate Investment Co. Ltd.	712,939	5,313,324
Wheelock & Co. Ltd.	460,306	3,378,224
Wynn Macau Ltd.	933,275	2,204,066
Yue Yuen Industrial Holdings Ltd.	388,483	1,337,452

		326,216,667

Ireland — 0.7%
AerCap Holdings NV(c)	77,814	3,621,464
AIB Group PLC	474,475	2,135,152
Bank of Ireland Group PLC	558,940	3,335,758
CRH PLC	479,850	14,873,230
DCC PLC	59,938	5,186,044
James Hardie Industries PLC	245,504	3,167,526
Kerry Group PLC, Class A	93,974	10,488,828
Kingspan Group PLC	92,305	4,277,125
Paddy Power Betfair PLC	47,972	3,699,617
Ryanair Holdings PLC, ADR(c)	16,387	1,228,042
Smurfit Kappa Group PLC	131,003	3,661,385

		55,674,171

Isle of Man — 0.0%
GVC Holdings PLC	305,399	2,226,542

Israel — 0.5%
Azrieli Group Ltd.	22,414	1,327,665
Bank Hapoalim BM	614,570	4,084,238
Bank Leumi Le-Israel BM	898,136	5,884,168
Bezeq The Israeli Telecommunication Corp. Ltd.	1,202,295	864,760
Check Point Software Technologies Ltd.(c)	73,934	9,351,912
Elbit Systems Ltd.	13,681	1,772,198
Israel Chemicals Ltd.	413,828	2,162,233
Mizrahi Tefahot Bank Ltd.	80,585	1,660,887
NICE Ltd.(c)	37,851	4,622,936
Teva Pharmaceutical Industries Ltd. — ADR(c)	583,326	9,146,552
Wix.com Ltd.(c)	24,497	2,959,972

		43,837,521

Italy — 2.0%
Assicurazioni Generali SpA	683,951	12,680,814
Atlantia SpA	295,951	7,675,164
Davide Campari-Milano SpA	335,332	3,294,512
Enel SpA	4,813,461	30,843,717

Security	Shares	Value

Italy (continued)
Eni SpA	1,496,915	$26,448,272
Ferrari NV	71,979	9,670,251
Intesa Sanpaolo SpA	8,815,654	21,514,743
Leonardo SpA	210,623	2,453,078
Mediobanca Banca di Credito Finanziario SpA	355,251	3,698,902
Moncler SpA	102,629	4,142,069
Pirelli & C SpA(c)(e)	246,823	1,591,418
Poste Italiane SpA(e)	286,108	2,786,991
Prysmian SpA	144,820	2,744,707
Recordati SpA	58,724	2,288,224
Snam SpA	1,332,381	6,853,943
Telecom Italia SpA(c)	6,699,588	4,172,806
Telecom Italia SpA, Non-Convertible Savings Shares	3,732,716	2,119,879
Terna Rete Elettrica Nazionale SpA	814,006	5,166,345
UniCredit SpA	1,165,616	14,972,921

		165,118,756

Japan — 23.7%
ABC-Mart, Inc.	21,135	1,258,295
Acom Co. Ltd.	200,154	715,616
Aeon Co. Ltd.	355,246	7,440,747
AEON Financial Service Co. Ltd.	73,858	1,506,192
Aeon Mall Co. Ltd.	73,255	1,205,662
AGC, Inc.	108,548	3,812,795
Air Water, Inc.	81,316	1,181,071
Aisin Seiki Co. Ltd.	94,146	3,370,337
Ajinomoto Co., Inc.	249,454	3,993,006
Alfresa Holdings Corp.	104,251	2,970,814
Alps Alpine Co. Ltd.	115,828	2,421,731
Amada Holdings Co. Ltd.	203,549	2,019,665
ANA Holdings, Inc.	69,211	2,539,196
Aozora Bank Ltd.	69,458	1,716,431
Asahi Group Holdings Ltd.	214,002	9,552,718
Asahi Intecc Co. Ltd.	56,100	2,642,010
Asahi Kasei Corp.	737,668	7,639,466
Asics Corp.	86,898	1,169,343
Astellas Pharma, Inc.	1,101,243	16,547,028
Bandai Namco Holdings, Inc.	112,504	5,282,168
Bank of Kyoto Ltd.	30,641	1,282,952
Benesse Holdings, Inc.	46,994	1,222,935
Bridgestone Corp.	360,841	13,904,450
Brother Industries Ltd.	117,763	2,187,168
Calbee, Inc.	46,523	1,256,497
Canon, Inc.	590,448	17,143,686
Casio Computer Co. Ltd.	113,681	1,487,635
Central Japan Railway Co.	85,340	19,836,978
Chiba Bank Ltd.	378,870	2,060,248
Chubu Electric Power Co., Inc.	348,411	5,446,757
Chugai Pharmaceutical Co. Ltd.	131,210	9,037,611
Chugoku Electric Power Co., Inc.	162,421	2,027,435
Coca-Cola Bottlers Japan Holdings, Inc.	80,411	2,045,378

4

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Concordia Financial Group Ltd.	590,670	$2,283,738
Credit Saison Co. Ltd.	80,840	1,069,593
CyberAgent, Inc.	62,329	2,550,528
Dai Nippon Printing Co. Ltd.	142,368	3,410,120
Dai-ichi Life Holdings, Inc.	645,300	8,983,429
Daicel Corp.	141,756	1,543,852
Daifuku Co. Ltd.	56,676	2,964,679
Daiichi Sankyo Co. Ltd.	331,054	15,287,300
Daikin Industries Ltd.	145,168	17,063,717
Daito Trust Construction Co. Ltd.	42,270	5,897,423
Daiwa House Industry Co. Ltd.	338,876	10,792,388
Daiwa House REIT Investment Corp.	1,019	2,260,539
Daiwa Securities Group, Inc.	921,052	4,489,497
DeNA Co. Ltd.	76,100	1,147,145
Denso Corp.	254,290	9,934,912
Dentsu, Inc.	125,882	5,327,617
Disco Corp.	17,559	2,514,648
East Japan Railway Co.	180,944	17,473,033
Eisai Co. Ltd.	147,915	8,322,705
Electric Power Development Co. Ltd.	87,687	2,138,281
FamilyMart UNY Holdings Co. Ltd.	151,268	3,855,952
FANUC Corp.	114,651	19,606,886
Fast Retailing Co. Ltd.	34,541	16,267,462
Fuji Electric Co. Ltd.	70,994	2,021,263
FUJIFILM Holdings Corp.	228,208	10,394,429
Fujitsu Ltd.	113,804	8,230,259
Fukuoka Financial Group, Inc.	85,893	1,907,306
Hakuhodo DY Holdings, Inc.	136,792	2,202,652
Hamamatsu Photonics KK	79,087	3,068,030
Hankyu Hanshin Holdings, Inc.	137,763	5,171,297
Hikari Tsushin, Inc.	13,206	2,506,593
Hino Motors Ltd.	166,021	1,401,575
Hirose Electric Co. Ltd.	18,292	1,926,108
Hisamitsu Pharmaceutical Co., Inc.	33,841	1,560,997
Hitachi Chemical Co. Ltd.	50,405	1,121,715
Hitachi Construction Machinery Co. Ltd.	61,505	1,639,648
Hitachi High-Technologies Corp.	37,917	1,557,985
Hitachi Ltd.	569,513	18,503,830
Hitachi Metals Ltd.	112,686	1,312,821
Honda Motor Co. Ltd.	962,735	26,148,610
Hoshizaki Corp.	32,865	2,040,141
Hoya Corp.	225,278	14,921,790
Hulic Co. Ltd.	176,467	1,733,948
Idemitsu Kosan Co. Ltd.	82,911	2,773,199
IHI Corp.	89,140	2,147,420
Iida Group Holdings Co. Ltd.	81,722	1,482,867
Inpex Corp.	583,000	5,546,032
Isetan Mitsukoshi Holdings Ltd.	209,908	2,123,582
Isuzu Motors Ltd.	332,882	4,385,677
ITOCHU Corp.	790,573	14,328,165
J. Front Retailing Co. Ltd.	137,968	1,643,981
Japan Airlines Co. Ltd.	71,062	2,504,191
Japan Airport Terminal Co. Ltd.	30,512	1,292,793
Japan Exchange Group, Inc.	291,736	5,207,181

Security	Shares	Value

Japan (continued)
Japan Post Bank Co. Ltd.	242,000	$2,644,136
Japan Post Holdings Co. Ltd.	914,129	10,698,841
Japan Prime Realty Investment Corp.	463	1,905,935
Japan Real Estate Investment Corp.	758	4,468,164
Japan Retail Fund Investment Corp.	1,435	2,883,466
Japan Tobacco, Inc.	650,841	16,119,907
JFE Holdings, Inc.	279,612	4,759,222
JGC Corp.	125,057	1,667,459
JSR Corp.	109,128	1,697,831
JTEKT Corp.	114,233	1,410,558
JXTG Holdings, Inc.	1,866,863	8,522,116
Kajima Corp.	258,577	3,825,057
Kakaku.com, Inc.	77,116	1,485,653
Kamigumi Co. Ltd.	60,911	1,412,729
Kaneka Corp.	24,612	924,001
Kansai Electric Power Co., Inc.	425,451	6,274,171
Kansai Paint Co. Ltd.	105,575	2,018,060
Kao Corp.	286,807	22,636,716
Kawasaki Heavy Industries Ltd.	80,716	1,996,358
KDDI Corp.	1,043,575	22,475,771
Keihan Holdings Co. Ltd.	58,329	2,455,610
Keikyu Corp.	135,739	2,306,193
Keio Corp.	63,129	4,083,614
Keisei Electric Railway Co. Ltd.	78,787	2,865,205
Keyence Corp.	57,290	35,817,423
Kikkoman Corp.	89,364	4,394,128
Kintetsu Group Holdings Co. Ltd.	101,198	4,720,470
Kirin Holdings Co. Ltd.	475,855	11,384,188
Kobayashi Pharmaceutical Co. Ltd.	28,665	2,425,287
Kobe Steel Ltd.	159,262	1,198,185
Koito Manufacturing Co. Ltd.	59,247	3,368,373
Komatsu Ltd.	546,354	12,742,914
Konami Holdings Corp.	54,699	2,379,936
Konica Minolta, Inc.	276,077	2,722,158
Kose Corp.	18,859	3,475,923
Kubota Corp.	585,689	8,513,142
Kuraray Co. Ltd.	195,314	2,491,482
Kurita Water Industries Ltd.	54,729	1,401,336
Kyocera Corp.	186,300	10,969,876
Kyowa Hakko Kirin Co. Ltd.	143,497	3,131,596
Kyushu Electric Power Co., Inc.	227,831	2,691,086
Kyushu Railway Co.	98,846	3,251,531
Lawson, Inc.	29,288	1,624,754
LINE Corp.(c)(d)	38,670	1,361,756
Lion Corp.	123,539	2,603,482
LIXIL Group Corp.	163,427	2,184,291
M3, Inc.	243,313	4,094,877
Makita Corp.	132,939	4,646,208
Marubeni Corp.	898,164	6,227,330
Marui Group Co. Ltd.	115,951	2,344,432
Maruichi Steel Tube Ltd.	37,300	1,088,013
Mazda Motor Corp.	323,398	3,625,908
McDonald’s Holdings Co. Japan Ltd.	37,494	1,734,602
Mebuki Financial Group, Inc.	521,586	1,335,047

5

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Medipal Holdings Corp.	103,098	$2,453,096
MEIJI Holdings Co. Ltd.	73,234	5,953,289
MINEBEA MITSUMI, Inc.	223,008	3,366,187
MISUMI Group, Inc.	164,756	4,113,491
Mitsubishi Chemical Holdings Corp.	773,509	5,462,992
Mitsubishi Corp.	800,597	22,289,589
Mitsubishi Electric Corp.	1,076,421	13,888,395
Mitsubishi Estate Co. Ltd.	687,482	12,474,303
Mitsubishi Gas Chemical Co., Inc.	94,393	1,352,044
Mitsubishi Heavy Industries Ltd.	174,305	7,253,513
Mitsubishi Materials Corp.	60,176	1,591,222
Mitsubishi Motors Corp.	410,516	2,187,296
Mitsubishi Tanabe Pharma Corp.	142,539	1,909,221
Mitsubishi UFJ Financial Group, Inc.	6,871,470	33,984,860
Mitsubishi UFJ Lease & Finance Co. Ltd.	206,473	1,053,986
Mitsui & Co. Ltd.	962,200	14,972,249
Mitsui Chemicals, Inc.	100,751	2,440,208
Mitsui Fudosan Co. Ltd.	523,720	13,193,308
Mitsui OSK Lines Ltd.	63,934	1,379,450
Mizuho Financial Group, Inc.	14,142,912	21,885,751
MonotaRO Co Ltd.	64,600	1,444,117
MS&AD Insurance Group Holdings, Inc.	278,424	8,483,180
Murata Manufacturing Co. Ltd.	314,925	15,760,409
Nabtesco Corp.	66,992	1,963,126
Nagoya Railroad Co. Ltd.	99,951	2,769,866
NEC Corp.	155,274	5,262,646
Nexon Co. Ltd.(c)	273,448	4,300,329
NGK Insulators Ltd.	158,768	2,313,053
NGK Spark Plug Co. Ltd.	92,964	1,731,497
NH Foods Ltd.	56,276	2,027,734
Nidec Corp.	131,710	16,771,267
Nikon Corp.	176,762	2,499,173
Nintendo Co. Ltd.	66,682	19,117,118
Nippon Building Fund, Inc.	796	5,389,925
Nippon Electric Glass Co. Ltd.	44,547	1,183,578
Nippon Express Co. Ltd.	46,270	2,579,837
Nippon Paint Holdings Co. Ltd.	81,316	3,209,871
Nippon Prologis REIT, Inc.	1,077	2,292,988
Nippon Steel & Sumitomo Metal Corp.	466,956	8,265,409
Nippon Telegraph & Telephone Corp.	378,816	16,149,337
Nippon Yusen KK	84,722	1,244,160
Nissan Chemical Corp.	74,411	3,418,279
Nissan Motor Co. Ltd.	1,353,415	11,114,436
Nisshin Seifun Group, Inc.	121,773	2,799,345
Nissin Foods Holdings Co. Ltd.	35,841	2,466,077
Nitori Holdings Co. Ltd.	47,123	6,092,784
Nitto Denko Corp.	98,026	5,166,872
Nomura Holdings, Inc.	2,032,618	7,345,172
Nomura Real Estate Holdings, Inc.	67,458	1,298,086
Nomura Real Estate Master Fund, Inc.(c)	2,448	3,606,191
Nomura Research Institute Ltd.	69,721	3,175,762

Security	Shares	Value

Japan (continued)
NSK Ltd.	203,385	$1,912,271
NTT Data Corp.	380,217	4,203,564
NTT DOCOMO, Inc.	783,515	17,365,540
Obayashi Corp.	374,234	3,771,785
Obic Co. Ltd.	36,794	3,720,779
Odakyu Electric Railway Co. Ltd.	164,985	4,003,615
Oji Holdings Corp.	482,026	2,999,573
Olympus Corp.	690,412	7,511,146
Omron Corp.	112,828	5,300,794
Ono Pharmaceutical Co. Ltd.	216,131	4,247,065
Oracle Corp. Japan	21,035	1,414,577
Oriental Land Co. Ltd.	116,804	13,284,818
ORIX Corp.	773,800	11,117,649
Osaka Gas Co. Ltd.	223,308	4,415,050
Otsuka Corp.	64,882	2,427,387
Otsuka Holdings Co. Ltd.	224,055	8,821,697
Pan Pacific International Holdings Corp.	66,934	4,434,658
Panasonic Corp.	1,296,157	11,175,585
Park24 Co. Ltd.	76,476	1,662,589
Persol Holdings Co. Ltd.	104,475	1,696,507
Pigeon Corp.	67,000	2,748,927
Pola Orbis Holdings, Inc.	50,723	1,622,439
Rakuten, Inc.	486,400	4,615,859
Recruit Holdings Co. Ltd.	650,294	18,644,214
Renesas Electronics Corp.(c)	505,408	2,348,701
Resona Holdings, Inc.	1,268,899	5,496,968
Ricoh Co. Ltd.	391,381	4,098,645
Rinnai Corp.	17,835	1,262,814
Rohm Co. Ltd.	54,500	3,414,696
Ryohin Keikaku Co. Ltd.	13,506	3,428,292
Sankyo Co. Ltd.	28,665	1,094,370
Santen Pharmaceutical Co. Ltd.	215,149	3,215,687
SBI Holdings, Inc.	140,397	3,139,506
Secom Co. Ltd.	120,857	10,364,567
Sega Sammy Holdings, Inc.	91,332	1,079,161
Seibu Holdings, Inc.	130,751	2,290,911
Seiko Epson Corp.	174,103	2,670,732
Sekisui Chemical Co. Ltd.	209,278	3,372,249
Sekisui House Ltd.	372,099	6,166,223
Seven & i Holdings Co. Ltd.	444,959	16,788,390
Seven Bank Ltd.	416,440	1,231,083
SG Holdings Co. Ltd.	56,952	1,661,441
Sharp Corp.	124,369	1,374,091
Shimadzu Corp.	138,663	4,024,667
Shimamura Co. Ltd.	10,430	883,960
Shimano, Inc.	44,870	7,305,595
Shimizu Corp.	305,206	2,658,106
Shin-Etsu Chemical Co. Ltd.	214,826	18,077,356
Shinsei Bank Ltd.(c)	81,011	1,152,756
Shionogi & Co. Ltd.	159,821	9,921,934
Shiseido Co. Ltd.	224,978	16,289,493
Shizuoka Bank Ltd.	232,201	1,768,892
Showa Denko KK	83,487	2,951,096

6

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Showa Shell Sekiyu KK(b)(c)	105,828	$1,450,492
SMC Corp.	33,141	12,492,706
Softbank Corp.	974,800	10,982,286
SoftBank Group Corp.	483,550	47,134,823
Sohgo Security Services Co. Ltd.	41,947	1,829,651
Sompo Holdings, Inc.	192,242	7,119,292
Sony Corp.	750,468	31,685,642
Sony Financial Holdings, Inc.	103,693	1,956,880
Stanley Electric Co. Ltd.	82,834	2,232,177
Subaru Corp.	360,046	8,220,810
Sumco Corp.	137,815	1,541,622
Sumitomo Chemical Co. Ltd.	900,660	4,204,554
Sumitomo Corp.	653,240	9,056,707
Sumitomo Dainippon Pharma Co. Ltd.	100,493	2,494,144
Sumitomo Electric Industries Ltd.	456,480	6,072,588
Sumitomo Heavy Industries Ltd.	68,482	2,225,647
Sumitomo Metal Mining Co. Ltd.	137,615	4,077,782
Sumitomo Mitsui Financial Group, Inc.	775,227	27,147,453
Sumitomo Mitsui Trust Holdings, Inc.	192,226	6,908,427
Sumitomo Realty & Development Co. Ltd.	207,649	8,615,425
Sumitomo Rubber Industries Ltd.	112,604	1,352,442
Sundrug Co. Ltd.	40,423	1,115,610
Suntory Beverage & Food Ltd.	81,640	3,839,651
Suzuken Co. Ltd.	43,470	2,521,466
Suzuki Motor Corp.	205,019	9,088,061
Sysmex Corp.	99,322	6,016,581
T&D Holdings, Inc.	337,506	3,554,202
Taiheiyo Cement Corp.	75,587	2,524,524
Taisei Corp.	123,510	5,746,028
Taisho Pharmaceutical Holdings Co. Ltd.	21,700	2,073,063
Taiyo Nippon Sanso Corp.	70,193	1,071,761
Takashimaya Co. Ltd.	71,093	947,365
Takeda Pharmaceutical Co. Ltd.	875,108	35,837,626
TDK Corp.	78,258	6,159,231
Teijin Ltd.	104,551	1,728,857
Terumo Corp.	362,606	11,097,798
THK Co. Ltd.	69,758	1,732,534
Tobu Railway Co. Ltd.	108,198	3,127,107
Toho Co. Ltd.	68,282	2,746,763
Toho Gas Co. Ltd.	39,623	1,781,937
Tohoku Electric Power Co., Inc.	262,990	3,357,992
Tokio Marine Holdings, Inc.	380,087	18,413,955
Tokyo Century Corp.	23,512	1,024,734
Tokyo Electric Power Co. Holdings, Inc.(c)	827,812	5,236,825
Tokyo Electron Ltd.	91,693	13,300,835
Tokyo Gas Co. Ltd.	228,255	6,178,798
Tokyu Corp.	283,265	4,951,809
Tokyu Fudosan Holdings Corp.	366,873	2,198,513
Toppan Printing Co. Ltd.	140,700	2,129,250
Toray Industries, Inc.	839,414	5,356,621
Toshiba Corp.	378,670	12,069,671

Security	Shares	Value

Japan (continued)
Tosoh Corp.	156,174	$2,436,816
TOTO Ltd.	78,687	3,345,769
Toyo Seikan Group Holdings Ltd.	86,693	1,778,375
Toyo Suisan Kaisha Ltd.	50,123	1,910,673
Toyoda Gosei Co. Ltd.	41,517	881,451
Toyota Industries Corp.	84,400	4,241,008
Toyota Motor Corp.	1,340,009	78,940,968
Toyota Tsusho Corp.	124,081	4,054,210
Trend Micro, Inc.	69,334	3,381,469
Tsuruha Holdings, Inc.	21,835	1,778,327
Unicharm Corp.	233,202	7,731,155
United Urban Investment Corp.	1,830	2,889,039
USS Co. Ltd.	136,363	2,536,013
Welcia Holdings Co. Ltd.	31,400	1,066,792
West Japan Railway Co.	94,240	7,100,581
Yahoo! Japan Corp.	1,667,627	4,090,108
Yakult Honsha Co. Ltd.	67,582	4,738,417
Yamada Denki Co. Ltd.	351,092	1,731,541
Yamaguchi Financial Group, Inc.	105,157	891,602
Yamaha Corp.	79,364	3,974,031
Yamaha Motor Co. Ltd.	158,427	3,116,319
Yamato Holdings Co. Ltd.	186,962	4,836,859
Yamazaki Baking Co. Ltd.	69,658	1,132,383
Yaskawa Electric Corp.	139,645	4,409,089
Yokogawa Electric Corp.	136,463	2,833,753
Yokohama Rubber Co. Ltd.	70,329	1,309,191
ZOZO, Inc.	124,851	2,360,416

		1,919,725,674

Luxembourg — 0.2%
ArcelorMittal	391,199	7,939,120
Eurofins Scientific SE(d)	7,116	2,947,885
RTL Group SA	20,603	1,126,200
Tenaris SA	293,346	4,132,377

		16,145,582

Mexico — 0.0%
Fresnillo PLC	119,190	1,350,768

Netherlands — 5.5%
ABN AMRO Group NV CVA(e)	251,572	5,671,576
Adyen NV(c)(e)	6,083	4,771,213
Aegon NV	1,072,641	5,152,386
Akzo Nobel NV	131,261	11,660,355
ASML Holding NV	240,739	45,246,839
CNH Industrial NV	594,307	6,055,199
EXOR NV	62,512	4,059,764
Heineken Holding NV	69,383	6,961,778
Heineken NV	153,508	16,224,882
ING Groep NV	2,297,201	27,835,849
Koninklijke Ahold Delhaize NV	694,636	18,493,830
Koninklijke DSM NV	103,851	11,328,558
Koninklijke KPN NV	1,958,533	6,217,109
Koninklijke Philips NV	543,512	22,206,570
Koninklijke Vopak NV	41,463	1,985,957

7

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NN Group NV	174,927	$7,278,092
NXP Semiconductors NV	201,963	17,851,510
QIAGEN NV(c)	137,864	5,596,196
Randstad NV	67,800	3,310,533
Royal Dutch Shell PLC, Class A	2,652,399	83,354,063
Royal Dutch Shell PLC, Class B	2,194,070	69,344,850
Unilever NV CVA	907,310	52,897,449
Wolters Kluwer NV	161,194	10,982,017

		444,486,575

New Zealand — 0.2%
a2 Milk Co. Ltd.(c)	453,757	4,439,851
Auckland International Airport Ltd.	579,302	3,213,737
Fisher & Paykel Healthcare Corp. Ltd.	314,685	3,368,749
Fletcher Building Ltd.	428,366	1,444,599
Meridian Energy Ltd.	769,605	2,195,499
Ryman Healthcare Ltd.	239,595	2,000,528
Spark New Zealand Ltd.	1,130,186	2,927,610

		19,590,573

Norway — 0.7%
Aker BP ASA	61,958	2,209,560
DNB ASA	559,117	10,298,814
Equinor ASA	681,681	14,942,489
Gjensidige Forsikring ASA	115,977	2,004,712
Mowi ASA(c)	240,219	5,366,722
Norsk Hydro ASA	782,341	3,181,626
Orkla ASA	478,458	3,674,453
Schibsted ASA, Class B	57,609	2,063,917
Telenor ASA	441,027	8,831,100
Yara International ASA	105,192	4,310,236

		56,883,629

Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares(b)	47,542	1
EDP — Energias de Portugal SA	1,539,270	6,056,104
Galp Energia SGPS SA	280,422	4,493,395
Jeronimo Martins SGPS SA	150,629	2,224,090

		12,773,590

Singapore — 1.3%
Ascendas Real Estate Investment Trust	1,593,946	3,426,002
CapitaLand Commercial Trust	1,553,160	2,225,276
CapitaLand Ltd.	1,452,030	3,917,795
CapitaLand Mall Trust	1,489,600	2,617,576
City Developments Ltd.	212,178	1,419,990
ComfortDelGro Corp. Ltd.	1,277,539	2,428,148
DBS Group Holdings Ltd.	1,062,709	19,837,448
Genting Singapore Ltd.	3,704,225	2,849,371
Golden Agri-Resources Ltd.	2,478,743	512,473
Jardine Cycle & Carriage Ltd.	56,295	1,352,212
Keppel Corp. Ltd.	906,942	4,173,152

Security	Shares	Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	1,891,087	$15,460,719
SATS Ltd.	368,198	1,391,411
Sembcorp Industries Ltd.	546,686	1,031,063
Singapore Airlines Ltd.	325,260	2,322,564
Singapore Exchange Ltd.	472,626	2,554,854
Singapore Press Holdings Ltd.	770,385	1,372,733
Singapore Technologies Engineering Ltd.	991,279	2,741,275
Singapore Telecommunications Ltd.	4,716,546	10,530,696
Suntec Real Estate Investment Trust	1,227,100	1,768,102
United Overseas Bank Ltd.	795,905	14,849,520
UOL Group Ltd.	284,399	1,462,098
Venture Corp. Ltd.	158,227	2,102,240
Wilmar International Ltd.	1,186,683	2,901,595

		105,248,313

Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	147,395	6,479,760
Aena SME SA(e)	38,587	6,953,026
Amadeus IT Group SA	259,070	20,764,169
Banco Bilbao Vizcaya Argentaria SA	3,905,499	22,315,372
Banco de Sabadell SA	3,459,371	3,448,013
Banco Santander SA	9,553,485	44,361,885
Bankia SA	788,822	2,045,272
Bankinter SA	377,887	2,880,151
CaixaBank SA	2,085,836	6,522,786
Enagas SA	113,468	3,303,329
Endesa SA	188,106	4,800,543
Ferrovial SA	299,259	7,012,673
Grifols SA	176,386	4,945,871
Iberdrola SA	3,633,279	31,899,338
Industria de Diseno Textil SA	642,714	18,896,715
Mapfre SA	597,574	1,647,167
Naturgy Energy Group SA	209,460	5,862,671
Red Electrica Corp. SA	261,700	5,578,571
Repsol SA	826,440	14,138,960
Siemens Gamesa Renewable Energy SA(c)	140,148	2,233,923
Telefonica SA	2,746,043	23,003,267

		239,093,462

Sweden — 2.4%
Alfa Laval AB	170,326	3,914,261
Assa Abloy AB, Class B	581,106	12,541,612
Atlas Copco AB, A Shares	397,505	10,693,290
Atlas Copco AB, B Shares	223,281	5,537,906
Boliden AB	157,303	4,482,984
Electrolux AB, Class B	138,928	3,577,529
Epiroc AB, Class A(c)	389,531	3,934,128
Epiroc AB, Class B(c)	233,340	2,235,588
Essity AB, Class B	358,860	10,356,090
Hennes & Mauritz AB, Class B	515,826	8,605,659

8

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Hexagon AB, Class B	150,376	$7,859,034
Husqvarna AB, Class B	229,890	1,880,138
ICA Gruppen AB	44,657	1,792,872
Industrivarden AB, Class C	96,303	2,019,527
Investor AB, Class B	265,881	11,985,071
Kinnevik AB, Class B	150,884	3,913,338
L E Lundbergforetagen AB, B Shares	41,054	1,300,193
Lundin Petroleum AB	114,943	3,892,200
Millicom International Cellular SA, SDR(c)	38,915	2,363,368
Sandvik AB	672,116	10,931,368
Securitas AB, Class B	195,754	3,166,547
Skandinaviska Enskilda Banken AB, Class A	968,932	8,393,776
Skanska AB, Class B	192,080	3,493,304
SKF AB, Class B	217,008	3,610,426
Svenska Handelsbanken AB, Class A	910,976	9,618,078
Swedbank AB, Class A	529,872	7,488,635
Swedish Match AB	99,628	5,083,301
Tele2 AB, Class B	310,725	4,146,086
Telefonaktiebolaget LM Ericsson, Class B	1,795,255	16,537,687
Telia Co. AB	1,643,085	7,406,437
Volvo AB, Class B	919,534	14,267,617

		197,028,050

Switzerland — 9.3%
ABB Ltd., Registered Shares	1,091,707	20,517,982
Adecco SA, Registered Shares	89,927	4,802,511
Baloise Holding AG, Registered Shares	28,650	4,735,142
Barry Callebaut AG, Registered Shares	1,250	2,259,415
Chocoladefabriken Lindt & Spruengli AG(c)	603	4,100,033
Chocoladefabriken Lindt & Spruengli AG, Registered Shares(c)	61	4,772,182
Cie Financiere Richemont SA, Registered Shares	306,493	22,359,668
Clariant AG, Registered Shares(c)	118,082	2,485,465
Coca-Cola HBC AG(c)	118,335	4,035,126
Credit Suisse Group AG, Registered Shares(c)	1,502,619	17,515,158
Dufry AG, Registered Shares(c)	20,042	2,107,396
EMS-Chemie Holding AG, Registered Shares	4,974	2,700,094
Ferguson PLC	137,210	8,739,046
Geberit AG, Registered Shares	21,756	8,897,990
Givaudan SA, Registered Shares	5,441	13,926,408
Glencore PLC(c)	6,603,531	27,366,065
Julius Baer Group Ltd.(c)	133,922	5,417,435
Kuehne + Nagel International AG, Registered Shares	31,915	4,378,923
LafargeHolcim Ltd., Registered Shares(c)	285,757	14,128,592
Lonza Group AG, Registered Shares(c)	43,918	13,634,635

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered Shares	1,797,436	$171,386,262
Novartis AG, Registered Shares	1,270,881	122,156,382
Pargesa Holding SA, Bearer Shares	21,600	1,693,988
Partners Group Holding AG	9,989	7,266,622
Roche Holding AG	411,832	113,482,306
Schindler Holding AG, Participation Certificates	24,045	4,989,264
Schindler Holding AG, Registered Shares	11,933	2,470,519
SGS SA, Registered Shares	3,105	7,733,613
Sika AG, Registered Shares	74,105	10,363,741
Sonova Holding AG, Registered Shares	32,984	6,536,427
STMicroelectronics NV	412,837	6,123,330
Straumann Holding AG, Registered Shares	6,095	4,982,659
Swatch Group AG, Bearer Shares	17,659	5,057,566
Swatch Group AG, Registered Shares	33,899	1,877,024
Swiss Life Holding AG, Registered Shares(c)	20,002	8,812,884
Swiss Prime Site AG, Registered Shares(c)	44,890	3,934,695
Swiss Re AG	178,385	17,436,264
Swisscom AG, Registered Shares	14,916	7,297,956
Temenos AG, Registered Shares(c)	34,915	5,151,197
UBS Group AG, Registered Shares(c)	2,253,197	27,339,257
Vifor Pharma AG	25,945	3,511,156
Zurich Insurance Group AG	89,488	29,623,801

		758,106,179

United Arab Emirates — 0.0%
NMC Health PLC	64,907	1,934,665

United Kingdom — 14.3%
3i Group PLC	554,380	7,109,033
Admiral Group PLC	125,222	3,542,036
Anglo American PLC	622,949	16,661,621
Ashtead Group PLC	279,443	6,755,427
Associated British Foods PLC	202,759	6,447,325
AstraZeneca PLC	745,500	59,506,842
Auto Trader Group PLC(e)	530,619	3,608,946
Aviva PLC	2,264,541	12,177,412
Babcock International Group PLC	120,931	778,080
BAE Systems PLC	1,863,592	11,714,097
Barclays PLC	10,137,524	20,419,694
Barratt Developments PLC	587,958	4,592,726
Berkeley Group Holdings PLC	72,147	3,468,460
BP PLC	11,781,049	85,547,772
British American Tobacco PLC	1,348,280	56,247,280
British Land Co. PLC	547,741	4,205,351
BT Group PLC	4,910,483	14,266,517
Bunzl PLC	202,795	6,693,463
Burberry Group PLC	234,974	5,988,705
Carnival PLC	99,998	4,942,672
Centrica PLC	3,374,929	5,027,285

9

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Coca-Cola European Partners PLC(c)	129,227	$6,686,205
Compass Group PLC	938,288	22,076,408
ConvaTec Group PLC(e)	758,521	1,399,599
Croda International PLC	77,579	5,096,764
Diageo PLC	1,424,256	58,283,460
Direct Line Insurance Group PLC	781,173	3,593,568
easyJet PLC	89,168	1,299,055
Experian PLC	541,272	14,649,723
Fiat Chrysler Automobiles NV(c)	643,711	9,614,267
G4S PLC	965,391	2,310,138
GlaxoSmithKline PLC	2,918,911	60,642,659
Hammerson PLC	478,277	2,093,792
Hargreaves Lansdown PLC	167,661	4,073,118
HSBC Holdings PLC	11,701,365	95,083,512
Imperial Brands PLC	560,413	19,170,138
Informa PLC	716,800	6,950,829
InterContinental Hotels Group PLC	103,476	6,227,441
Intertek Group PLC	97,181	6,156,342
Investec PLC	417,743	2,407,272
ITV PLC	2,122,336	3,516,589
J. Sainsbury PLC	1,020,500	3,131,565
John Wood Group PLC	371,495	2,455,593
Johnson Matthey PLC	115,421	4,733,308
Kingfisher PLC	1,259,029	3,861,082
Land Securities Group PLC	435,749	5,188,010
Legal & General Group PLC	3,460,221	12,417,427
Lloyds Banking Group PLC	41,630,329	33,727,938
London Stock Exchange Group PLC	186,270	11,521,916
Marks & Spencer Group PLC	927,734	3,367,000
Meggitt PLC	445,398	2,919,819
Melrose Industries PLC	2,771,634	6,620,163
Merlin Entertainments PLC(e)	393,416	1,761,116
Micro Focus International PLC	250,880	6,522,730
Mondi PLC	215,877	4,780,187
National Grid PLC	2,005,987	22,267,103
Next PLC	82,377	5,985,996
Pearson PLC	468,673	5,113,080
Persimmon PLC	183,519	5,190,945
Prudential PLC	1,515,108	30,371,050
Reckitt Benckiser Group PLC	392,763	32,686,750
RELX PLC	1,164,712	24,923,989
Rio Tinto Ltd.	217,986	15,180,907
Rio Tinto PLC	678,095	39,412,929
Rolls-Royce Holdings PLC	1,003,869	11,822,158
Rolls-Royce Holdings PLC, C Shares(c)	1,136,982	1,481
Royal Bank of Scotland Group PLC	2,811,893	9,054,484
Royal Mail PLC	533,935	1,659,093
RSA Insurance Group PLC	618,853	4,095,331
Sage Group PLC	655,252	5,988,908
Schroders PLC	70,979	2,499,360
Segro PLC	602,905	5,292,332
Severn Trent PLC	134,391	3,461,097
Smith & Nephew PLC	520,018	10,327,058

Security	Shares	Value

United Kingdom (continued)
Smiths Group PLC	232,152	$4,344,206
SSE PLC	597,124	9,238,590
St. James’s Place PLC	317,204	4,250,899
Standard Chartered PLC	1,651,701	12,731,870
Standard Life Aberdeen PLC	1,385,722	4,762,765
Taylor Wimpey PLC	1,900,247	4,346,239
Tesco PLC	5,797,927	17,547,394
Unilever PLC	651,434	37,498,229
United Utilities Group PLC	400,704	4,255,742
Vodafone Group PLC	15,614,397	28,453,307
Weir Group PLC	147,810	3,004,238
Whitbread PLC	111,098	7,352,039
WM Morrison Supermarkets PLC	1,323,533	3,926,352
Worldpay, Inc., Class A(c)	2	224
WPP PLC	741,034	7,828,322

		1,158,913,944

Total Common Stocks — 98.1% (Cost — $6,974,408,572)		7,960,912,448

Preferred Securities — 0.5%

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	34,597	2,277,614
Fuchs Petrolub SE, Preference Shares, 0.00%	38,917	1,606,484
Henkel AG & Co. KGaA, Preference Shares, 0.00%	103,638	10,589,152
Porsche Automobil Holding SE, Preference Shares, 0.00%	89,850	5,638,309
Sartorius AG, Preference Shares, 0.00%	19,582	3,365,313
Volkswagen AG, Preference Shares, 0.00%	109,453	17,255,802

Total Preferred Securities — 0.5% (Cost — $39,074,864)		40,732,674

Total Long-Term Investments — 98.6% (Cost — $7,013,483,436)		8,001,645,122

10

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(f)(g)(h)	15,998,003	$16,004,402
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(f)(h)	2,631,373	2,631,373

Total Short-Term Securities — 0.2% (Cost — $18,632,855)		18,635,775

Total Investments — 98.8% (Cost — $7,032,116,291)		8,020,280,897

Other Assets Less Liabilities — 1.2%		98,431,951

Net Assets — 100.0%		$8,118,712,848

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of security was purchased with the cash collateral from loaned securities.
(h)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	28,516,828	(12,518,825)	15,998,003	$16,004,402	$399,378	(b)	$2,300	$2,522
BlackRock Cash Funds: Treasury,
SL Agency Shares	—	2,631,373	2,631,373	2,631,373	42,960		—	—

				$18,635,775	$442,338		$2,300	$2,522

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR — American Depositary Receipts

AGC — Assured Guarantee Corp.

CVA — Certificaten Van Aandelen (Dutch Certificate)

FTSE — Financial Times Stock Exchange

OTC — Over-the-Counter

REIT — Real Estate Investment Trust

11

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Nikkei 225 Index	219	06/13/19	$20,955	$(168,378)
SPI 200 Index	97	06/20/19	10,626	10,294
Euro Stoxx 50 Index	927	06/21/19	34,024	267,028
FTSE 100 Index	212	06/21/19	19,912	354,875

				$463,819

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotation in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

12

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$11,690,797	$555,130,344	$11	$566,821,152
Austria	—	19,133,188	—	19,133,188
Belgium	—	81,074,447	—	81,074,447
Canada	14	—	—	14
Chile	—	3,009,886	—	3,009,886
China	2,508,396	2,702,215	—	5,210,611
Denmark	11,314,012	131,595,214	—	142,909,226
Finland	3,674,402	91,983,129	—	95,657,531
France	37,383,119	845,184,025	—	882,567,144
Germany	15,692,884	624,481,704	—	640,174,588
Hong Kong	8,588,623	317,628,044	—	326,216,667
Ireland	19,037,951	36,636,220	—	55,674,171
Isle of Man	—	2,226,542	—	2,226,542
Israel	21,458,436	22,379,085	—	43,837,521
Italy	—	165,118,756	—	165,118,756
Japan	2,883,466	1,915,391,716	1,450,492	1,919,725,674
Luxembourg	—	16,145,582	—	16,145,582
Mexico	—	1,350,768	—	1,350,768
Netherlands	17,851,510	426,635,065	—	444,486,575
New Zealand	—	19,590,573	—	19,590,573
Norway	2,063,917	54,819,712	—	56,883,629
Portugal	—	12,773,589	1	12,773,590
Singapore	—	105,248,313	—	105,248,313
Spain	—	239,093,462	—	239,093,462
Sweden	—	197,028,050	—	197,028,050
Switzerland	4,772,182	753,333,997	—	758,106,179
United Arab Emirates	—	1,934,665	—	1,934,665
United Kingdom	6,686,205	1,152,227,739	—	1,158,913,944
Preferred Stocks	—	40,732,674	—	40,732,674
Short-Term Securities	18,635,775	—	—	18,635,775

	$184,241,689	$7,834,588,704	$1,450,504	$8,020,280,897

Derivative Financial Instruments(a)
Assets:
Equity contracts	$632,197	$—	$—	$632,197
Liabilities:
Equity contracts	(168,378)	—	—	(168,378)

	$463,819	$—	$—	$463,819

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019 there were no transfers between levels.

13